[LOGO]
                                    American
                                AAdvantage Funds(R)

-----------------------------------[GRAPHIC]------------------------------------
                               SEMI-ANNUAL REPORT

                                 JUNE 30, 2002

                                   [GRAPHIC]

                                                              MONEY MARKET FUNDS

                                                               Money Market Fund
                                               U.S. Government Money Market Fund
                                                     Municipal Money Market Fund

                           Managed by AMR Investments

About AMR Investments
--------------------------------------------------------------------------------

AMR Investments is an experienced provider of investment advisory services to institutional and retail markets. We act as manager of the American AAdvantage Funds, a family of diversified mutual funds, and offer customized fixed income portfolio management services.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, and other institutional investors.

AMR Investments is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc.

Incorporated in 1986, we are directly responsible for the investment management and oversight of AMR Corporation's defined benefit and defined contribution plans, as well as its fixed income investments.

Contents
--------------------------------------------------------------------------------

President's Message ........................................1

Financial highlights

 Money Market Fund ........................................14

 U.S. Government
 Money Market Fund ........................................16

 Municipal
 Money Market Fund ........................................18

Schedule of Investments

 Money Market Portfolio ...................................20

 U.S. Government
 Money Market Portfolio ...................................23

 Municipal
 Money Market Portfolio ...................................24

Additional Information .....................Inside Back Cover

American AAdvantage Funds                                          June 30, 2002

                                                                         [PHOTO]

Fellow Shareholders:

I am pleased to present you with the Semi-Annual Report for the American AAdvantage Funds for the six-month period ended June 30, 2002. This has been a difficult time for investors as interest rates remained at a 40-year low of 1.75%. Accounting irregularities, corporate scandal, and decreasing profits led to a tumbling market. This environment has created a "crisis of confidence" in the markets.

     The Money Market Fund-Cash Management Class returned 0.92% for the six-month period, outperforming the Lipper Institutional Money Market Average return of 0.80%. The U.S. Government Money Market Fund-Cash Management Class outpaced the Lipper Institutional U.S. Government Money Market Average by 12 basis points for the six-month period. In addition, the Municipal Money Market Fund kept pace with its respective benchmark with a 0.60% return for the period.

     We will continue to closely monitor the Federal Reserve for signs of changing interest rates and structure the Funds accordingly. Policymakers recently left rates unchanged, signaling that if the current trend of weakening economic data continues, and stock and corporate bond markets remain under pressure, the Federal Reserve may cut rates again later this year. However, the signs of a slow but growing economy, such as brisk home sales, improving corporate profits, and declining layoffs, may encourage Fed officials to opt against future rate cuts.

     We value the trust you have placed in the American AAdvantage Funds. I would like to emphasize that we are committed to do everything possible to continue to earn this trust by positioning the Money Market Funds to achieve their investment objectives in a sound and prudent manner.

                                        Sincerely,

                                        /S/ William F. Quinn

                                        William F. Quinn
                                        President
                                        American AAdvantage Funds

Economic Overview
--------------------------------------------------------------------------------

The Federal Reserve Bank ("the Fed") left interest rates unchanged in the first half of 2002, keeping the overnight rate at its lowest level in over 40 years at 1.75%. Although the recession of 2001 proved to be mild, the Fed cautiously watched the economic recovery in 2002 in an effort to avoid a double dip recession. At the March Fed meeting, there was a shift to a neutral stance reflecting equal concern for economic weakness and inflationary pressures. Despite evidence of a rebound in certain sectors, the recovery did not take hold broadly enough. The primary factors that kept the Fed on the sidelines included the worsening employment situation, disappointing corporate earnings reports, the continued lack of capital spending, and the proliferation of "corporate malfeasance". Although the consumer continued to be quite resilient throughout the economic downturn, all of these factors appeared to have shaken investor confidence in Corporate America.

     The unemployment rate rose to 6% in April, its highest since August 1994. Furthermore, the monthly nonfarm payroll figure averaged a loss of 25,000 jobs for the first half of the year, which pales in comparison to the 237,000 average monthly growth from 1996-2000. Although the Fed has made it clear they do not adjust interest rates based on the equity markets, stock market volatility has impacted many consumers directly and the downward wealth effect will certainly influence consumer sentiment going forward. While the 5.0% first quarter GDP figure was impressive, it dropped to 1.1% during the second quarter of the period. The recovery will need to come in the form of corporate earnings growth. Companies can then focus their spending efforts on capital improvements and employees. Inflation remains benign and does not appear to pose a concern for the Fed at this time.

Performance Overview
American AAdvantage Money Market Fund(R)
-------------------------------------------------------------------------------

     The Money Market Fund adopted a neutral stance in the first quarter of the year as potential rate hikes loomed on the horizon. However, as evidence mounted in the second quarter toward a stable interest rate environment, the Fund's weighted-average maturity was extended close to the 60 day maximum for rated funds. This was accomplished by purchasing longer fixed-rate products, primarily six-month asset-backed commercial paper. This strategy enabled the Fund to lock in higher rates. If the interest rate environment changes and fundamental economic conditions improve, the Fund will allow the fixed rate maturities to roll down and re-focus on purchasing variable rate securities with a final maturity of one year and a quarterly reset. This strategy is designed to extend the credit duration risk while allowing the Fund to achieve higher rates as the variable rate securities reset.

     For the six months ended June 30, 2002, the total return of the Cash Management Class(3) of the American AAdvantage Money Market Fund was 0.92%. The Fund outperformed the Lipper Institutional Money Market Average return of 0.80% by 12 basis points. Lipper Analytical Services ranked the Institutional Class of the Fund 55th among 244, 27th among 152, and 4th among 60 Institutional
Money Market Funds for the one-year, five-years and ten-years ended June 30, 2002, respectively.

                                    [CHART]

                                      Annualized Total Returns
                                      ------------------------
                                           as of 6/30/02
                                      -------------------------
                                      1 Year  5 Years  10 Years
                                      ------  -------  --------
Cash Management Class (1,3) .......   2.49%    5.02%     4.87%
Institutional Class (1) ...........   2.46%    5.01%     4.86%
PlanAhead Class (1,2) .............   2.11%    4.70%     4.60%
Platinum Class (1,2) ..............   1.76%    4.27%     4.38%

(1) Past performance is not indicative of future performance. An investment in the American AAdvantage Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund.

(2) Fund performance represents the total returns achieved by the Institutional Class from 9/1/87 up to 8/1/94, the inception date of the PlanAhead Class, and up to 11/8/95, the inception date of the Platinum Class, and the returns of the PlanAhead and Platinum Classes since inception of these Classes. Expenses of the PlanAhead and Platinum Classes are higher than those of the Institutional Class. Therefore, total returns shown are higher than they would have been had the PlanAhead and Platinum Classes been in place since 9/1/87.

(3) Fund performance represents the total returns achieved by the Institutional Class from 9/1/87 up to 12/1/01, the inception date of the Cash Management Class and the returns of the Cash Management Class since its inception. Expenses of the Cash Management Class are lower than those of the Institutional Class. Therefore, total returns shown are lower than they would have been had the Cash Management Class been in place since 9/1/87.

Portfolio Statistics as of June 30, 2002


                                   Cash
                                Management  Institutional  PlanAhead  Platinum
                                   Class        Class        Class      Class
                                ----------  -------------  ---------  --------
7-day Current Yield*               1.75%        1.69%        1.40%      1.01%
7-day Effective Yield*             1.76%        1.70%        1.41%      1.01%
30-day Yield*                      1.75%        1.70%        1.41%      1.01%
Weighted Average Maturity        65 Days      65 Days      65 Days    65 Days
Moody's Rating                       Aaa          Aaa          N/A        N/A

*Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield.

Top Ten Holdings as of June 30, 2002

Banco Popular de Puerto Rico                              7.0%
General Electric Capital Corporation                      7.0%
Edison Asset Securitization                               6.3%
American Honda Finance Corporation                        5.9%
Deutsche Bank Financial                                   5.6%
General Electric Capital Assurance Company                4.9%
FCAR Owner Trust, Series I                                4.9%
Moriarty, LLC                                             4.6%
Sigma Financial, Incorporated                             4.5%
Metropolitan Life Insurance Company                       4.2%

Performance Overview
American AAdvantage U.S. Government Money Market Fund (SM)
--------------------------------------------------------------------------------

     As potential rate hikes loomed on the horizon during the first quarter of the year and the market was signaling an increase as soon as the June FOMC meeting, the U.S. Government Money Market Fund maintained a neutral weighted-average maturity. However, as it became more evident that the Fed may be on the sidelines for a prolonged period of time, the weighted-average maturity of the Fund was extended beyond 50 days during the second quarter. This was accomplished primarily by purchasing fixed rate agency discount notes with maturities of six to nine months. This strategy worked well during the first half of the year, as the market virtually ruled out any chance of a tightening in the foreseeable future.

     For the six months ended June 30, 2002, the total return of the Cash Management Class of the American AAdvantage U.S. Government Money Market Fund was 0.89%. The Fund outperformed the Lipper Institutional U.S. Government Money Market Average return of 0.77% by 12 basis points. Lipper Analytical Services ranked the Cash Management Class of the Fund 16th among 131, 10th among 85, and 10th among 38 Institutional U.S. Government Money Market Funds for the one-year, five-years and ten-years ended June 30, 2002, respectively.

                                    [CHART]

                                           Annualized Total Returns
                                         ----------------------------
                                                as of 6/30/02
                                         ----------------------------
                                         1 Year   5 Years    10 Years
                                         ------   -------    --------
Cash Management Class (1,3) ..........   2.46%     4.90%       4.68%
PlanAhead Class (1,2) ................   2.12%     4.55%       4.39%
Platinum Class (1,2) .................   1.72%     4.12%       4.17%

(1) Past performance is not indicative of future performance. An investment in the American AAdvantage U.S. Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund.

(2) Fund performance represents the total returns achieved by the Cash Management Class from 3/2/92 up to 8/1/94, the inception date of the PlanAhead Class, and up to 11/8/95, the inception date of the Platinum Class, and the returns of the PlanAhead and Platinum Classes since inception of these Classes. Expenses of the PlanAhead and Platinum Classes are higher than those of the Cash Management Class. Therefore, total returns shown are higher than they would have been had the PlanAhead and Platinum Classes been in existence since 3/2/92.

(3) Prior to December 1, 2001, the Cash Management Class of the Fund was known as the Institutional Class.

Portfolio Statistics as of June 30, 2002

                                 Cash
                               Management      PlanAhead    Platinum
                                 Class           Class        Class
                               ----------      ---------    --------
7-day Current Yield*             1.71%           1.37%        0.96%
7-day Effective Yield*           1.73%           1.38%        0.96%
30-day Yield*                    1.68%           1.34%        0.92%
Weighted Average Maturity      43 Days         43 Days      43 Days
Moody's Rating                     Aaa             N/A          N/A

*Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield.

Performance Overview
American AAdvantage Municipal Money Market Fund (SM)
--------------------------------------------------------------------------------

     In anticipation of a stable interest rate environment, the Municipal Money Market Fund extended its average maturity by purchasing commercial paper and fixed rate notes. Commercial paper was targeted to mature in August, as this month typically has an increase in short rates. This strategy enabled the Fund to lock in higher rates and outperform the Lipper Index. The Fund continues to focus purchases on variable rate paper backed by letters of credit or short notes with the highest ratings.

     For the six months ended June 30, 2002, the total return of the Institutional Class of the American AAdvantage Municipal Money Market Fund was 0.60%. The Fund outperformed the Lipper Institutional Tax-Exempt Money Market Average return of 0.58% by 2 basis points.

                                    [CHART]

                                       Annualized Total Returns
                                     ----------------------------
                                            as of 6/30/02
                                     ----------------------------
                                                           Since
                                     1 Year     5 Years    Incep.
                                     ------     -------    ------
Institutional Class (1) ........      1.54%      3.04%     3.15%
PlanAhead Class (1,2) ..........      1.27%      2.75%     2.88%
Platinum Class (1,2) ...........      0.84%      2.34%     2.61%

(1) Past performance is not indicative of future performance. An investment in the American AAdvantage Municipal Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund.

(2) Fund performance represents the total returns achieved by the Institutional Class from 11/10/93 up to 8/1/94, the inception date of the PlanAhead Class, and up to 11/8/95, the inception date of the Platinum Class, and the returns of the PlanAhead and Platinum Classes since inception of these Classes. Expenses of the PlanAhead and Platinum Classes are higher than those of the Institutional Class. Therefore, total returns shown are higher than they would have been had the PlanAhead and Platinum Classes been in place since 11/10/93.

Portfolio Statistics as of June 30, 2002

                              Institutional   PlanAhead    Platinum
                                  Class         Class        Class
                              -------------   ---------    --------
7-day Current Yield*             1.20%          0.93%        0.51%
7-day Effective Yield*           1.21%          0.94%        0.51%
30 day Yield*                    1.22%          0.95%        0.52%
Weighted Average Maturity      18 Days        18 Days      18 Days

*Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield.

Top Ten Holdings as of June 30, 2002

State of Texas Tax and Revenue                                     5.5%
Brazos Harbor Industrial Development Corporation                   5.3%
Michigan Strategic Fund                                            5.3%
Pennsylvania Economic Development Financing Authority              5.3%
Finance Authority of Maine                                         4.5%
Alachua County, Florida Housing Financial Authority                3.7%
Arizona Health Facilities Authority Revenue Bonds                  3.4%
Florida Municipal Power Agency Commercial Paper Notes              3.3%
Mansfield, Texas Industrial Development Corporation                3.0%
Florida Housing Financial Agency Housing Revenue Bonds             3.0%

American AAdvantage Funds
Statements of Assets and Liabilities
June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                                      U.S. Government      Municipal
                                                                     Money Market       Money Market      Money Market
                                                                    --------------    ---------------     ------------
                                                                               (in thousands, except share
                                                                                  and per share amounts)
Assets:
    Investment in Portfolio, at value ...........................   $    1,774,728     $      340,080     $    101,499
    Receivable for shares of beneficial interest sold ...........            4,299                  -                -
    Receivable for expense reimbursement ........................                5                  4                -
    Other assets ................................................                -                  -                6
                                                                    --------------     --------------     ------------
        Total assets ............................................        1,779,032            340,084          101,505
                                                                    --------------     --------------     ------------
Liabilities:
    Dividends payable ...........................................              145                189                -
    Administrative services fees payable (Note 2) ...............              529                 86               22
    Distribution fees payable ...................................              214                 30               44
    Other liabilities ...........................................              413                 48                _
                                                                    --------------     --------------     ------------
        Total liabilities .......................................            1,301                353               66
                                                                    --------------     --------------     ------------
Net assets ......................................................   $    1,777,731     $      339,731     $    101,439
                                                                    ==============     ==============     ============
Analysis of Net Assets:
    Paid-in-capital .............................................   $    1,777,731     $      339,731     $    101,439
                                                                    --------------     --------------     ------------
Net assets ......................................................   $    1,777,731     $      339,731     $    101,439
                                                                    ==============     ==============     ============
Shares outstanding (no par value):
    Cash Management Class .......................................       43,496,333         34,572,411              N/A
                                                                    ==============     ==============     ============
    Institutional Class .........................................      530,430,721                N/A          702,254
                                                                    ==============     ==============     ============
    PlanAhead Class .............................................      185,435,968        147,463,860        8,118,717
                                                                    ==============     ==============     ============
    Platinum Class ..............................................    1,018,368,081        157,695,076       92,617,663
                                                                    ==============     ==============     ============
Net asset value per share, offering and redemption price per share:
    Cash Management Class .......................................   $         1.00     $         1.00              N/A
                                                                    ==============     ==============     ============
    Institutional Class .........................................   $         1.00                N/A     $       1.00
                                                                    ==============     ==============     ============
    PlanAhead Class .............................................   $         1.00     $         1.00     $       1.00
                                                                    ==============     ==============     ============
    Platinum Class ..............................................   $         1.00     $         1.00     $       1.00
                                                                    ==============     ==============     ============

                             See accompanying notes
--------------------------------------------------------------------------------

American AAdvantage Funds
Statements of Operations
Six Months Ended June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                                       U.S. Government     Municipal
                                                                      Money Market       Money Market    Money Market
                                                                      ------------     ---------------   ------------
                                                                                        (in thousands)
Investment Income Allocated From Portfolio:
    Interest income ..............................................      $ 18,517           $ 2,919           $ 634
    Portfolio expenses ...........................................          (971)             (166)            (51)
                                                                        --------           -------           -----
          Net investment income allocated from Portfolio .........        17,546             2,753             583
                                                                        --------           -------           -----
Fund Expenses:
    Administrative service fees (Note 2):
      Cash Management Class ......................................            18                16               -
      Institutional Class ........................................           334                 -               -
      PlanAhead Class ............................................            81                53               3
      Platinum Class .............................................         2,586               377             212
    Transfer agent fees:
      Cash Management Class ......................................             7                 7               -
      Institutional Class ........................................            68                 -               -
      PlanAhead Class ............................................            85                34               1
      Platinum Class .............................................            26                 2               2
    Professional fees ............................................            22                 3               1
    Registration fees and expenses ...............................            39                18              18
    Distribution fees - Platinum Class(Note 2) ...................         1,175               172              96
    Service Fees - PlanAhead Class(Note2) ........................           202               133               7
    Other expenses ...............................................            90                22               6
                                                                        --------           -------           -----
          Total fund expenses ....................................         4,733               837             346
                                                                        --------           -------           -----
Less reimbursement of expenses (Note 2) ..........................             7                10               -
                                                                        --------           -------           -----
          Net fund expenses ......................................         4,726               827             346
                                                                        --------           -------           -----
Net investment income ............................................        12,820             1,926             237
                                                                        --------           -------           -----
Realized Gain Allocated From Portfolio:
    Net realized gain on investments .............................             2                19               -
                                                                        --------           -------           -----
          Net gain on investments ................................             2                19               -
                                                                        --------           -------           -----
Net increase in net assets resulting from operations .............      $ 12,822           $ 1,945           $ 237
                                                                        ========           =======           =====

                             See accompanying notes
--------------------------------------------------------------------------------

American AAdvantage Funds
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                              Money Market
                                                                                    -------------------------------
                                                                                     Six Months
                                                                                       Ended            Year Ended
                                                                                    June 30, 2002      December 31,
                                                                                     (Unaudited)           2001
                                                                                    -------------      ------------
                                                                                              (in thousands)
Increase (Decrease) In Net Assets:
Operations:
    Net investment income ......................................................     $    12,820        $    70,305
    Net realized gain on investments ...........................................               2                259
                                                                                     -----------        -----------
        Net increase in net assets resulting from operations ...................          12,822             70,564
                                                                                     -----------        -----------
Distributions to Shareholders:
    Net investment income:
      Cash Management Class ....................................................            (489)                (5)
      Institutional Class ......................................................          (6,006)           (33,730)
      PlanAhead Class ..........................................................          (1,176)            (8,031)
      Platinum Class ...........................................................          (5,146)           (28,539)
    Net realized gain on investments:
      Cash Management Class ....................................................              (1)                 -
      Institutional Class ......................................................               -               (113)
      PlanAhead Class ..........................................................               -                (28)
      Platinum Class ...........................................................              (4)              (118)
                                                                                     -----------        -----------
        Distributions to Shareholders: .........................................         (12,822)           (70,564)
                                                                                     -----------        -----------
Capital Share Transactions:
    Proceeds from sales of shares ..............................................       3,515,120          7,934,415
    Reinvestment of dividends and distributions ................................          11,707             59,077
    Cost of shares redeemed ....................................................      (3,602,165)        (8,126,531)
                                                                                     -----------        -----------
        Net increase (decrease) in net assets from capital share transactions ..         (75,338)          (133,039)
                                                                                     -----------        -----------
Net increase (decrease) in net assets ..........................................         (75,338)          (133,039)
Net Assets:
    Beginning of period ........................................................       1,853,069          1,986,108
                                                                                     -----------        -----------
    End of period ..............................................................     $ 1,777,731        $ 1,853,069
                                                                                     ===========        ===========

                             See accompanying notes
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   U.S. Government Money Market               Municipal Money Market
----------------------------------     ----------------------------------
 Six Months                             Six Months
   Ended              Year Ended          Ended              Year Ended
June 30, 2002         December 31,     June 30, 2002         December 31,
 (Unaudited)             2001           (Unaudited)             2001
--------------        ------------     --------------       -------------
                              (in thousands)

    $  1,926            $  7,406          $    237            $   1,516
          19                  57                 -                    -
    --------            --------          --------            ---------
       1,945               7,463               237                1,516
    --------            --------          --------            ---------

        (490)             (1,745)                -                    -
           -                   -                (4)                 (20)
        (741)             (2,834)              (26)                 (99)
        (695)             (2,827)             (207)              (1,397)

          (3)                (15)                -                    -
           -                   -                 -                    -
          (7)                (20)                -                    -
          (9)                (22)                -                    -
    --------            --------          --------            ---------
      (1,945)             (7,463)             (237)              (1,516)
    --------            --------          --------            ---------

     488,987             853,986           113,837              104,704
         963               3,918               236                1,516
    (408,125)           (781,041)          (76,529)            (137,881)
    --------            --------          --------            ---------

      81,825              76,863            37,544              (31,661)
    --------            --------          --------            ---------
      81,825              76,863            37,544              (31,661)

     257,906             181,043            63,895               95,556
    --------            --------          --------            ---------
    $339,731            $257,906          $101,439            $  63,895
    ========            ========          ========            =========

                            See accompanying notes
--------------------------------------------------------------------------------

American AAdvantage Funds
Notes to Financial Statements
June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

1.  Organization and Significant Accounting Policies

     American AAdvantage Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no-load, open-end management investment company with separate series. The following series are included in this report: American AAdvantage Money Market, American AAdvantage U.S. Government Money Market and American AAdvantage Municipal Money Market Funds (each a "Fund" and collectively, the "Funds").

    Each Fund invests all of its investable assets in the corresponding portfolio of the AMR Investment Services Trust, an open-end diversified management investment company, as follows:

American AAdvantage:     [right arrow] invests assets in [right arrow]     AMR Investment Services Trust:
--------------------                                                       ------------------------------
Money Market Fund                                                          Money Market Portfolio
U.S. Government Money Market Fund                                          U.S. Government Money Market Portfolio
Municipal Money Market Fund                                                Municipal Money Market Portfolio

     Each AMR Investment Services Trust Portfolio has the same investment objectives as its corresponding Fund. The value of such investment reflects each Fund's proportionate interest in the net assets of the corresponding portfolio (24.83%, 68.86% and 76.62% at June 30, 2002 of the AMR Investment Services Trust Money Market, U.S. Government Money Market and Municipal Money Market Portfolios, respectively) (each a "Portfolio" and collectively the "Portfolios"). The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc.
("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

     The following is a summary of the significant accounting policies followed by the Funds.

  Valuation of Investments

     Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

  Investment Income and Dividends to Shareholders

     Each Fund records its share of net investment income (loss) and realized gain (loss) in the Portfolio each day. All net investment income (loss) and realized gain (loss) of each Portfolio is allocated pro rata among the corresponding Fund and other investors in each Portfolio at the time of such determination. The Funds generally declare dividends daily from net investment income and net short-term capital gain, if any, payable monthly.

     Dividends are determined in accordance with income tax principles which may treat certain transactions differently than generally accepted accounting principles.

  Federal Income and Excise Taxes

     It is the policy of each of the Funds to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income as

--------------------------------------------------------------------------------

American AAdvantage Funds
Notes to Financial Statements - Continued
June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

     100% of dividends paid by the Municipal Money Market Fund were "exempt-interest dividends" which are free of any regular federal income tax. Approximately 28% of interest earned was derived from investments in certain private activity bonds for purposes of the federal alternative minimum tax calculation.

  Expenses

     Expenses directly attributable to a Fund are charged to that Fund's operations. Expenses directly attributable to a Class of shares are charged to that Class. Expenses incurred by the Trust with respect to any two or more of the Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund, regardless of class, bears equally those expenses that are allocated to the Fund as a whole.

  Valuation of Shares

     The price per share is calculated separately for each class of each Fund on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. With respect to a class of a Fund, price per share is computed by dividing the value of the Class' pro rata allocation of the Fund's investments and other assets, less liabilities, by the number of Class shares outstanding.

  Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

2.  Transactions with Affiliates

  Administrative Services Agreement

     The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative and management services to the Funds. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of ..10% of the net assets of each of the Funds.

     The Trust has adopted an Administrative Service Plan with respect to the Platinum Classes of the Funds. As compensation for providing administrative services, the Manager receives an annual fee of .45% of the average daily net assets of each of the Platinum Classes of the Funds.

  Distribution Plan

     The Trust, except for the Platinum Class of the Funds, has adopted a "defensive" Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act, pursuant to which no fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the fees received by the Manager and the investment advisers hired by the Manager to be used for distribution purposes. Under this plan, the Trust

--------------------------------------------------------------------------------

American AAdvantage Funds
Notes to Financial Statements - Continued
June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Trust shares.

     A separate Distribution Plan (the "Distribution Plan") has been adopted pursuant to Rule 12b-1 under the Act for the Platinum Classes of the Funds. Under the Distribution Plan, as compensation for distribution assistance, the Manager receives an annual fee of .25% of the average daily net assets of each of the Platinum Classes. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

  Reimbursement of Expenses

     The Manager has contractually agreed to reimburse each Cash Management Class Fund for other expenses through December 31, 2002 to the extent that total annual fund operating expenses exceed .19%. During the six months ended June 30, 2002, the Manager waived other expenses totaling $6,935 and $9,573 for the Cash Management Class of the Money Market and U.S. Government Money Market Funds, respectively.

  Services Agreement

     The Manager and the Trust entered into a Service Agreement which obligates the Manager to oversee additional shareholder servicing of the PlanAhead Class. As compensation for performing the duties required under the Service Agreement, the Manager receives .25% based on the daily net assets of the PlanAhead Class.

  Other

     Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. However, the Trust compensates each trustee with payments in an amount equal to the trustee's income tax on the value of this free airline travel. One trustee, as a retiree of American, already receives flight benefits. This trustee receives an annual retainer of $45,000 plus $1,250 for each Board meeting attended. For the six months ended June 30, 2002, the cost of air transportation was not material to any of the Funds.

--------------------------------------------------------------------------------

American AAdvantage Funds
Notes to Financial Statements - Continued
June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

3.  Capital Share Transactions

     The tables below summarize the activity in capital shares for each Class of the Funds (in thousands). Each share is valued at $1.00:

Six Months Ended June 30, 2002
------------------------------
                                                    Cash Management
Money Market Fund                                        Class          Institutional Class    PlanAhead Class    Platinum Class
-----------------                                   ---------------     -------------------    ---------------    --------------
Shares sold .....................................       378,000              2,455,136             226,667            455,317
Reinvestment of dividends .......................           490                  4,906               1,159              5,152
Shares redeemed .................................      (350,000)            (2,735,454)           (206,215)          (310,496)
                                                      ---------            -----------           ---------          ---------
Net increase (decrease) in shares outstanding ...        28,490               (275,412)             21,611            149,973
                                                      =========            ===========           =========          =========

                                                    Cash Management
U.S. Government Money Market Fund                         Class                                PlanAhead Class    Platinum Class
---------------------------------                   ----------------                           ---------------    --------------

Shares sold  ....................................       107,537                                    255,105            126,345
Reinvestment of dividends .......................           229                                         31                703
Shares redeemed .................................      (139,495)                                  (186,607)           (82,023)
                                                      ---------                                  ---------           --------
Net increase (decrease) in shares outstanding ...       (31,729)                                    68,529             45,025
                                                      =========                                  =========           ========

Municipal Money Market Fund                                             Institutional Class    PlanAhead Class    Platinum Class
---------------------------                                             -------------------    ---------------    --------------

Shares sold .....................................                                  634               6,864            106,339
Reinvestment of dividends .......................                                    4                  26                206
Shares redeemed .................................                                 (734)             (2,440)           (73,355)
                                                                                ------            --------           --------
Net increase (decrease) in shares outstanding ...                                  (96)              4,450             33,190
                                                                                ======            ========           ========

Year Ended December 31, 2001
----------------------------
                                                    Cash Management
Money Market Fund                                         Class         Institutional Class    PlanAhead Class    Platinum Class
-----------------                                   ---------------     -------------------    ---------------    --------------

Shares sold .....................................        20,001              7,309,748             568,426            536,240
Reinvestment of dividends .......................             5                 22,386               8,029             28,657
Shares redeemed .................................        (5,000)            (7,412,900)           (711,935)          (496,696)
                                                      ---------            -----------           ---------          ---------
Net increase (decrease) in shares outstanding ...        15,006                (80,766)           (135,480)            68,201
                                                      =========            ===========           =========          =========

                                                    Cash Management
U.S. Government Money Market Fund                         Class                                PlanAhead Class    Platinum Class
---------------------------------                   ----------------                           ---------------    --------------

Shares sold .....................................       330,357                                    411,695            111,934
Reinvestment of dividends .......................           860                                        209              2,849
Shares redeemed .................................      (301,308)                                  (398,764)           (80,969)
                                                      ---------                                  ---------           --------
Net increase in shares outstanding ..............        29,909                                     13,140             33,814
                                                      =========                                  =========           ========

Municipal Money Market Fund                                             Institutional Class    PlanAhead Class    Platinum Class
---------------------------                                             -------------------    ---------------    --------------

Shares sold .....................................                                    -               6,359             98,345
Reinvestment of dividends .......................                                   20                  99              1,397
Shares redeemed .................................                                    -              (7,965)          (129,916)
                                                                                ------            --------           --------
Net increase (decrease) in shares outstanding ...                                   20              (1,507)           (30,174)
                                                                                ======            ========           ========

--------------------------------------------------------------------------------

American AAdvantage Money Market Fund
Financial Highlights
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                          Cash Management Class                          Institutional Class
                                        --------------------------    -------------------------------------------------------------
                                        Six Months     One Month      Six Months              Year Ended               Two Months
                                          Ended          Ended          Ended                December 31,                Ended
                                         June 30,     December 31,     June 30,        ------------------------       December 31,
                                           2002         2001(B)          2002            2001            2000             1999
                                        -----------   ------------    -----------      --------       ---------      --------------
                                        (Unaudited)                   (Unaudited)
Net asset value,
   beginning of period................   $  1.00         $  1.00       $   1.00        $   1.00        $   1.00      $     1.00
                                         -------         -------       --------        --------        --------      ----------
     Net investment income(A)               0.01               -           0.01            0.04            0.06            0.01
     Less dividends from net
       investment income..............     (0.01)              -          (0.01)          (0.04)          (0.06)          (0.01)
                                         -------         -------       --------        --------        --------      ----------
Net asset value,
   end of period......................   $  1.00         $  1.00       $   1.00        $   1.00        $   1.00      $     1.00
                                         =======         =======       ========        ========        ========      ==========
Total return..........................      0.92%(C)        0.19%(C)       0.89%(C)        4.15%           6.45%           0.94%(C)
                                         =======         =======       ========        ========        ========      ==========
Ratios and supplemental data:
     Net assets, end of period
       (in thousands).................   $43,496         $15,006       $530,431        $805,843        $886,608      $1,978,123
     Ratios to average net assets
       (annualized)(A):
          Expenses....................      0.19%           0.19%          0.24%           0.25%           0.24%           0.23%
          Net investment
            income....................      1.83%           1.96%          1.80%           4.13%           6.17%           5.65%
     Decrease reflected in above
       expense ratio due to
       absorption of expenses
       by the Manager.................      0.03%              -              -               -               -               -

                                                    Institutional Class
                                         ---------------------------------------
                                                  Year Ended October 31,
                                         ---------------------------------------
                                            1999           1998          1997
                                         ----------     ----------    ----------
Net asset value,
   beginning of period................   $     1.00     $     1.00    $     1.00
                                         ----------     ----------    ----------
     Net investment income(A)                  0.05           0.06          0.06
     Less dividends from net
       investment income..............        (0.05)         (0.06)        (0.06)
                                         ----------     ----------    ----------
Net asset value,
   end of period......................   $     1.00     $     1.00    $     1.00
                                         ==========     ==========    ==========
Total return..........................         5.09%          5.63%         5.60%
                                         ==========     ==========    ==========
Ratios and supplemental data:
     Net assets, end of period
       (in thousands).................   $1,652,323     $1,241,999    $1,123,649
     Ratios to average net assets
       (annualized)(A):
          Expenses....................         0.24%          0.23%         0.23%
          Net investment
            income....................         4.99%          5.49%         5.46%
     Decrease reflected in above
       expense ratio due to
       absorption of expenses
       by the Manager.................            -              -             -

------------------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Money Market Portfolio.

(B) The Money Market Fund commenced sales of a fourth class of shares designated as "Cash Management Class" on December 1, 2001.

(C)         Not annualized.

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------

                                    PlanAhead Class
-------------------------------------------------------------------------------------
Six Months          Year Ended          Two Months
  Ended            December 31,           Ended              Year Ended October 31,
 June 30,      -------------------     December 31,      ----------------------------
   2002          2001       2000           1999            1999      1998      1997
----------     --------   --------   ---------------     --------  --------  --------
(Unaudited)

 $   1.00      $   1.00   $   1.00      $   1.00         $   1.00  $   1.00  $   1.00
 --------      --------   --------      --------         --------  --------  --------
     0.01          0.04       0.06          0.01             0.05      0.05      0.05

    (0.01)        (0.04)     (0.06)        (0.01)           (0.05)    (0.05)    (0.05)
 --------      --------   --------      --------         --------  --------  --------

 $   1.00      $   1.00   $   1.00      $   1.00         $   1.00  $   1.00  $   1.00
 ========      ========   ========      ========         ========  ========  ========
     0.72%(C)      3.83%      6.14%         0.89%(C)         4.79%     5.31%     5.28%
 ========      ========   ========      ========         ========  ========  ========

 $185,436      $163,825   $299,304      $262,748         $343,532  $288,759  $189,189

     0.58%         0.55%      0.54%         0.55%            0.53%     0.53%     0.54%

     1.45%         3.83%      5.95%         5.32%            4.69%     5.18%     5.17%

        -             -          -             -                -         -         -

-------------------------------------------------------------------------------------

                                    Platinum Class
-------------------------------------------------------------------------------------
Six Months         Year Ended           Two Months
  Ended           December 31,            Ended              Year Ended October 31,
 June 30,       -------------------    December 31,      ----------------------------
   2002           2001       2000         1999             1999      1998      1997
----------      --------   --------   --------------     --------  --------  --------
(Unaudited)

 $     1.00     $   1.00   $   1.00      $   1.00        $   1.00  $   1.00  $   1.00
 ----------     --------   --------      --------        --------  --------  --------
       0.01         0.03       0.06          0.01            0.04      0.05      0.05

      (0.01)       (0.03)     (0.06)        (0.01)          (0.04)    (0.05)    (0.05)
 ----------     --------   --------      --------        --------  --------  --------

 $     1.00     $   1.00   $   1.00      $   1.00        $   1.00  $   1.00  $   1.00
 ==========     ========   ========      ========        ========  ========  ========
       0.55%(C)     3.45%      5.69%         0.82%(C)        4.33%     4.89%     4.87%
 ==========     ========   ========      ========        ========  ========  ========

 $1,018,368     $868,395   $800,196      $866,041        $841,653  $744,226  $494,413

       0.93%        0.93%      0.97%         1.00%           0.97%     0.94%     0.93%

       1.10%        3.36%      5.54%         4.87%           4.24%     4.78%     4.80%

          -            -          -             -               -         -         -

--------------------------------------------------------------------------------

American AAdvantage U.S. Government Money Market Fund
Financial Highlights
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                                       Cash Management Class
                                                                          --------------------------------------------------
                                                                         Six Months          Year Ended          Two Months
                                                                           Ended            December 31,           Ended
                                                                          June 30,       --------------------   December 31,
                                                                             2002        2001(C)        2000        1999
                                                                         -----------     -------      -------   ------------
                                                                         (Unaudited)
Net asset value, beginning of period.................................       $  1.00      $  1.00      $  1.00      $  1.00
                                                                            -------      -------      -------      -------
     Net investment income (A )......................................          0.01         0.04         0.06         0.01
     Less dividends from net investment income.......................         (0.01)       (0.04)       (0.06)       (0.01)
                                                                            -------      -------      -------      -------
Net asset value, end of period.......................................       $  1.00      $  1.00      $  1.00      $  1.00
                                                                            =======      =======      =======      =======
Total return.........................................................          0.89%(F)     4.09%(E)     6.31%        0.94%(F)
                                                                            =======      =======      =======      =======
Ratios and supplemental data:
    Net assets, end of period (in thousands).........................       $34,572      $66,302      $36,391      $37,385
    Ratios to average net assets (annualized)(A,D):
         Expenses....................................................          0.19%        0.25%        0.26%        0.18%
         Net investment income.......................................          1.82%        3.74%        6.16%        5.60%
    Decrease reflected in above expense ratio due to absorption of
       expenses by the Manager.......................................          0.03%           -            -            -

                                                                                 Cash Management Class
                                                                           ----------------------------------
                                                                                  Year Ended October 31,
                                                                           ----------------------------------
                                                                            1999           1998       1997(B)
                                                                           -------       -------      -------
Net asset value, beginning of period.................................      $  1.00       $  1.00      $  1.00
                                                                           -------       -------      -------
    Net investment income (A ).......................................         0.05          0.05         0.05
    Less dividends from net investment income........................        (0.05)        (0.05)       (0.05)
                                                                           -------       -------      -------
Net asset value, end of period.......................................      $  1.00       $  1.00      $  1.00
                                                                           =======       =======      =======
Total return                                                                  4.94%         5.47%        5.36%
                                                                           =======       =======      =======
Ratios and supplemental data:
    Net assets, end of period (in thousands).........................      $32,427       $39,004      $29,946
    Ratios to average net assets (annualized)(A,D):..................
         Expenses....................................................         0.19%         0.30%        0.27%
         Net investment income.......................................         4.83%         5.34%        5.24%
    Decrease reflected in above expense ratio due to absorption of
       expenses by the Manager.......................................            -             -            -

----------------------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services U.S. Government
            Money Market Portfolio.

(B) Prior to March 1, 1997, the American AAdvantage U.S. Government Money Market Fund was known as the American AAdvantage U.S. Treasury Money Market Fund and operated under different investment policies.

(C) Prior to December 1, 2001, the Cash Management Class of the American AAdvantage U.S. Government Money Market Fund was known as the Institutional Class of the American AAdvantage U.S. Government Money Market Fund.

(D) Operating results of the Platinum Class excluded fees waived by the Manager during the year ended October 31, 1998. The ratio of expenses to average net assets was 1.02% and the ratio of net investment income to average net assets was 4.62% prior to expenses waived.

(E) Total return for the Cash Management Class for the period ended December 31, 2001 reflects Institutional Class returns from January 1, 2001 through November 30, 2001 and returns of the Cash
            Management Class from December 1, 2001 (commencement of operations) through December 31, 2001. Due to the different expense structures between the classes, total return would vary from the results shown had the Cash Management Class been in operation for the entire year.

(F)         Not annualized.

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------

                                    PlanAhead Class
-----------------------------------------------------------------------------------
Six Months         Year Ended          Two Months
  Ended           December 31,           Ended              Year Ended October 31,
 June 30,      ------------------     December 31,       ---------------------------
   2002          2001      2000           1999             1999      1998     1997(B)
----------     -------   --------    --------------      --------  --------  -------
(Unaudited)

 $   1.00      $  1.00   $  1.00        $  1.00             $  1.00   $  1.00  $ 1.00
 --------      -------   -------        -------             -------   -------  ------
     0.01         0.04      0.06           0.01                0.05      0.05    0.05
    (0.01)       (0.04)    (0.06)         (0.01)              (0.05)    (0.05)  (0.05)
 --------      -------   -------        -------            --------   -------  ------
 $   1.00      $  1.00   $  1.00        $  1.00             $  1.00   $  1.00  $ 1.00
 ========      =======   =======        =======             =======   =======  ======
     0.71%(F)     3.79%     5.95%          0.86%(F)            4.56%     5.13%   5.08%
 ========      =======   =======        =======             =======   =======  ======

 $147,464      $78,934   $65,795        $59,560             $59,960   $99,869  $4,046

     0.55%        0.55%     0.60%          0.64%               0.56%     0.57%   0.52%
     1.40%        3.59%     5.81%          5.15%               4.45%     5.01%   5.00%

        -            -         -              -                   -         -       -

--------------------------------------------------------------------------------------

                                    Platinum Class
--------------------------------------------------------------------------------------
Six Months          Year Ended          Two Months
  Ended            December 31,           Ended              Year Ended October 31,
 June 30,      --------------------    December 31,       ----------------------------
  2002           2001        2000         1999              1999       1998     1997(B)
----------     ---------   --------   --------------      --------   --------  -------
(Unaudited)

  $   1.00      $   1.00    $  1.00       $  1.00          $  1.00   $  1.00   $  1.00
  --------      --------    -------       -------          -------   -------   -------
      0.01          0.03       0.05          0.01             0.04      0.05      0.05
     (0.01)        (0.03)     (0.05)        (0.01)           (0.04)    (0.05)    (0.05)
  --------      --------    -------       -------          -------   -------   -------
  $   1.00      $   1.00    $  1.00       $  1.00          $  1.00   $  1.00   $  1.00
  ========      ========    =======       =======          =======   =======   =======
      0.52%(F)      3.37%      5.53%         0.80%(F)         4.09%     4.71%     4.61%
  ========      ========    =======       =======          =======   =======   =======

  $157,695      $112,670    $78,857       $78,585          $84,385   $78,412   $68,439

      0.95%         0.95%      1.00%         1.02%            1.01%     1.01%     0.99%
      1.01%         3.20%      5.40%         4.77%            4.01%     4.62%     4.53%

         -             -          -             -                -         -         -

--------------------------------------------------------------------------------

American AAdvantage Municipal Money Market Fund
Financial Highlights
(For a there outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                                       Institutional Class
                                                                        -------------------------------------------------
                                                                        Six Months         Year Ended        Two Months
                                                                          Ended            December 31,         Ended
                                                                         June 30,      -------------------   December 31,
                                                                           2002          2001       2000         1999
                                                                        ----------     -------    --------   ------------
                                                                        (Unaudited)
Net asset value, beginning of period.................................    $   1.00      $  1.00    $   1.00      $  1.00
                                                                         --------      -------    --------      -------
     Net investment income (A).......................................        0.01         0.03        0.04         0.01
     Less dividends from net investment income.......................       (0.01)       (0.03)      (0.04)       (0.01)
                                                                         --------      -------    --------      -------
Net asset value, end of period.......................................    $   1.00      $  1.00    $   1.00      $  1.00
                                                                         ========      =======    ========      =======
Total return.........................................................        0.60%(B)     2.52%       3.93%        0.58%(B)
                                                                         ========      =======    ========      =======
Ratios and supplemental data:
     Net assets, end of period (in thousands)........................    $    702      $   799    $    779      $   750
     Ratios to average net assets (annualized)(A):
          Expenses...................................................        0.30%        0.31%       0.31%        0.35%
          Net investment income......................................        1.20%        2.49%       3.87%        3.49%
     Decrease reflected in above expense ratio due to absorption of
       expenses by the Manager.......................................           -            -           -            -

                                                                               Institutional Class
                                                                         ------------------------------
                                                                              Year Ended October 31,
                                                                         ------------------------------
                                                                           1999       1998       1997
                                                                         --------    -------    -------
Net asset value, beginning of period ................................    $   1.00    $  1.00    $  1.00
                                                                         --------    -------    -------
     Net investment income (A )......................................        0.03       0.03       0.04
     Less dividends from net investment income.......................       (0.03)     (0.03)     (0.04)
                                                                         --------    -------    -------
Net asset value, end of period.......................................    $   1.00    $  1.00    $  1.00
                                                                         ========    =======    =======
Total return.........................................................        2.92%      3.46%      3.52%
                                                                         ========    =======    =======
Ratios and supplemental data:
     Net assets, end of period (in thousands)........................    $    745    $   847    $   369
     Ratios to average net assets (annualized)(A):
          Expenses...................................................        0.39%      0.33%      0.31%
          Net investment income......................................        2.91%      3.35%      3.49%
     Decrease reflected in above expense ratio due to absorption of
       expenses by the Manager.......................................           -          -       0.01%

-----------------------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Municipal Money Market Portfolio.

(B)         Not annualized.

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------

                                   PlanAhead Class
-------------------------------------------------------------------------------------
Six Months         Year Ended           Two Months
  Ended           December 31,            Ended              Year Ended October 31,
 June 30,       ------------------     December 31,       ---------------------------
   2002           2001      2000          1999             1999      1998      1997
----------      --------  --------   ---------------      -------  --------  --------
(Unaudited)

  $ 1.00        $ 1.00     $ 1.00        $ 1.00           $ 1.00   $  1.00    $ 1.00
  ------        ------     ------        ------           ------   -------    ------
    0.01          0.02       0.04          0.01             0.03      0.03      0.03
   (0.01)        (0.02)     (0.04)        (0.01)           (0.03)    (0.03)    (0.03)
  ------        ------     ------        ------           ------   -------    ------
  $ 1.00        $ 1.00     $ 1.00        $ 1.00           $ 1.00   $  1.00    $ 1.00
  ======        ======     ======        ======           ======   =======    ======
    0.46%(B)      2.25%      3.61%         0.52%(B)         2.68%     3.17%     3.24%
  ======        ======     ======        ======           ======   =======    ======

  $8,119        $3,669     $5,175        $7,479           $9,795   $13,474    $9,590

    0.57%         0.58%      0.63%         0.73%            0.65%     0.64%     0.60%
    0.96%         2.30%      3.48%         3.09%            2.61%     3.07%     3.18%

       -             -          -             -                -         -      0.01%

-------------------------------------------------------------------------------------

                                    Platinum Class
-------------------------------------------------------------------------------------
Six Months         Year Ended           Two Months
  Ended           December 31,            Ended             Year Ended October 31,
 June 30,      ------------------      December 31,      ----------------------------
   2002          2001       2000          1999             1999      1998      1997
----------     --------   -------    ---------------     --------  --------  --------
(Unaudited)

 $  1.00       $  1.00    $  1.00       $  1.00          $  1.00   $  1.00   $  1.00
 -------       -------    -------       -------          -------   -------   -------
       -          0.02       0.03          0.01             0.02      0.03      0.03
       -         (0.02)     (0.03)        (0.01)           (0.02)    (0.03)    (0.03)
 -------       -------    -------       -------          -------   -------   -------
 $  1.00       $  1.00    $  1.00       $  1.00          $  1.00   $  1.00   $  1.00
 =======       =======    =======       =======          =======   =======   =======
    0.25%(B)      1.82%      3.21%         0.47%(B)         2.27%     2.75%     2.79%
 =======       =======    =======       =======          =======   =======   =======

 $92,618       $59,427    $89,602       $76,076          $81,118   $87,852   $63,883

    0.99%         1.00%      1.02%         1.05%            1.04%     1.04%     1.03%
    0.54%         1.87%      3.17%         2.77%            2.24%     2.69%     2.75%

       -             -          -          0.03%            0.01%     0.03%     0.01%

--------------------------------------------------------------------------------

AMR Investment Services Money Market Portfolio
Schedule of Investments
June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                        Par
                                                                                                       Amount        Value
                                                                                                    -----------    ----------
                                                                                                     (dollars in thousands)
VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES - 16.97%
Banco Popular de Puerto Rico, (Note C)
   2.16%, Due 10/1/2002 .........................................................................   $   200,000    $  200,000
   2.01%, Due 12/16/2002 ........................................................................       300,000       300,000

Bank One, NA,
   2.11%, Due 4/7/2003 ..........................................................................        25,000        25,033
   2.05%, Due 4/24/2003 .........................................................................        45,000        45,057
Branch Banking & Trust Company, 1.84%, Due 2/10/2003  ...........................................       175,000       174,979

Fleet National Bank, NA,
   2.17%, Due 8/2/2002 ..........................................................................        25,000        25,007
   2.08%, Due 5/22/2003 .........................................................................        10,000        10,017

National City Bank,
   2.04%, Due 10/10/2002 ........................................................................        25,000        25,009
   2.00%, Due 11/13/2002 ........................................................................        43,000        43,020
   1.98%, Due 3/17/2003 .........................................................................        48,000        48,044
   2.05%, Due 4/17/2003 .........................................................................        20,000        20,019
   1.94%, Due 6/13/2003 .........................................................................        85,000        85,070

Wachovia Bank, NA,
   2.03%, Due 12/20/2002 ........................................................................        87,000        87,092
   2.08%, Due 2/18/2003 .........................................................................        45,000        45,062
   2.05%, Due 3/19/2003 .........................................................................        20,000        20,027
   1.97%, Due 6/4/2003 ..........................................................................        60,000        60,064
                                                                                                                   ----------
      TOTAL VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES ................................                   1,213,500
                                                                                                                   ----------
PROMISSORY NOTES - 0.90%
Goldman Sachs Group, LP, 1.94%, Due 9/23/2002 ...................................................        64,000        64,000
                                                                                                                   ----------
      TOTAL PROMISSORY NOTES ....................................................................                      64,000
                                                                                                                   ----------
FUNDING AGREEMENTS - 13.57%
VARIABLE RATE
General Electric Capital Assurance Company,(Note B)
   1.97%, Due 12/2/2002 .........................................................................       200,000       200,000
   2.00%, Due 2/3/2003 ..........................................................................       150,000       150,000
Jackson National Life Insurance Company, 1.96%, Due 8/30/2002 (Note A) ..........................       100,000       100,000

Metropolitan Life Insurance Company, (Note B)
   1.99%, Due 7/19/2002 .........................................................................       200,000       200,000
   1.98%, Due 11/22/2002 ........................................................................       100,000       100,000
Travelers Insurance Company, 1.96%, Due 9/11/2002 (Note B) ......................................       175,000       175,000
                                                                                                                   ----------
      TOTAL VARIABLE RATE .......................................................................                     925,000
                                                                                                                   ----------
FIXED RATE
Security Life of Denver, 1.98%, Due 9/23/2002 ...................................................        45,000        45,000
                                                                                                                   ----------
      TOTAL FIXED RATE ..........................................................................                      45,000
                                                                                                                   ----------
      TOTAL FUNDING AGREEMENTS ..................................................................                     970,000
                                                                                                                   ----------
ASSET-BACKED COMMERCIAL PAPER, 144A (Notes D and E) - 23.83%
Edison Asset Securitization,
   1.92%, Due 8/16/2002 .........................................................................       150,000       149,632
   1.91%, Due 9/16/2002 .........................................................................       300,000       298,774

FCAR Owner Trust, Series I,
   1.88%, Due 9/13/2002 .........................................................................       100,000        99,614
   1.92%, Due 10/7/2002 .........................................................................        50,000        49,739
   1.91%, Due 11/6/2002 .........................................................................       200,000       198,642

Golden Funding Corporation,
   1.90%, Due 7/1/2002 ..........................................................................        23,760        23,760
   1.96%, Due 8/13/2002 .........................................................................        58,500        58,363

Moriarty, LLC,
   1.85%, Due 7/8/2002 ..........................................................................        32,000        31,988
   1.95%, Due 8/9/2002 ..........................................................................       300,000       299,366

                            See accompanying notes
--------------------------------------------------------------------------------

AMR Investment Services Money Market Portfolio
Schedule of Investments - Continued
June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                        Par
                                                                                                       Amount        Value
                                                                                                    -----------    ----------
                                                                                                     (dollars in thousands)
Scaldis Capital, LLC,
   1.90%, Due 7/5/2002 ..........................................................................   $    24,869    $   24,864
   2.00%, Due 10/15/2002 ........................................................................        17,484        17,381
   2.00%, Due 11/1/2002 .........................................................................        80,191        79,643
   1.85%, Due 11/20/2002 ........................................................................        30,219        29,998
   1.88%, Due 12/9/2002 .........................................................................        24,394        24,189

Sigma Financial, Incorporated,
   1.87%, Due 10/9/2002 .........................................................................        43,582        43,356
   1.95%, Due 10/22/2002 ........................................................................        10,500        10,436
   1.96%, Due 10/24/2002 ........................................................................        84,000        83,474
   1.87%, Due 10/28/2002 ........................................................................        50,000        49,691
   1.96%, Due 10/31/2002 ........................................................................        59,450        59,055
   1.88%, Due 11/7/2002 .........................................................................        25,000        24,832
   1.99%, Due 11/8/2002 .........................................................................        47,350        47,010
                                                                                                                   ----------
      TOTAL ASSET-BACKED COMMERCIAL PAPER .......................................................                   1,703,807
                                                                                                                   ----------
COMMERCIAL PAPER (Note E) - 25.76%
Abbey National, 1.85%, Due 10/1/2002 ............................................................       250,000       248,815
AIG Funding, Incorporated, 1.90%, Due 10/18/2002 ................................................        40,086        39,855
BNP Paribas Financial, 1.92%, Due 9/19/2002 .....................................................        50,000        49,787
Deutsche Bank Financial, 1.76%, Due 9/30/2002 ...................................................       400,000       398,220

General Electric Capital Corporation,
   1.87%, Due 8/16/2002 .........................................................................       400,000       399,044
   1.94%, Due 9/19/2002 .........................................................................       100,000        99,569
Societe Generale North America, Incorporated, 1.85%, Due 9/3/2002. ..............................       136,500       136,051

Spintab-Swedmortgage AB,
   1.88%, Due 9/6/2002 ..........................................................................       100,000        99,650
   1.92%, Due 2/12/2003 .........................................................................        72,000        71,995

Wells Fargo Financial Company,
   1.90%, Due 10/3/2002 .........................................................................        50,000        49,752
   1.92%, Due 10/21/2002 ........................................................................        50,000        49,701
   1.92%, Due 10/28/2002 ........................................................................        50,000        49,683
   1.91%, Due 11/4/2002 .........................................................................        50,000        49,666
Westdeutsche Landesbank, 1.92%, Due 9/23/2002, 144A (Note D) ....................................       100,000        99,552
                                                                                                                   ----------
      TOTAL COMMERCIAL PAPER ....................................................................                   1,841,340
                                                                                                                   ----------
VARIABLE RATE MEDIUM-TERM NOTES - 18.09%
American Honda Finance Corporation, 144A (Note D)
   1.97%, Due 1/17/2003 .........................................................................        40,000        40,010
   1.88%, Due 2/25/2003 .........................................................................        70,000        70,000
   1.89%, Due 5/13/2003 .........................................................................       100,000       100,000
   1.87%, Due 5/14/2003 .........................................................................       200,000       200,000
   1.96%, Due 6/11/2003 .........................................................................        10,000        10,009
Associates Corporation of North America, 2.17%, Due 5/8/2003 ....................................        46,505        46,622

Bank of America Corporation,
   1.98%, Due 2/4/2003 ..........................................................................        35,500        35,521
   2.09%, Due 7/7/2003 ..........................................................................        35,000        35,027
Citigroup, Incorporated, 2.06%, Due 7/17/2003 ...................................................       190,000       190,292

Credit Suisse First Boston,
   2.05%, Due 12/6/2002 .........................................................................        25,000        25,020
   2.00%, Due 12/11/2002, 144A (Note D) .........................................................        74,250        74,310
   2.13%, Due 4/28/2003 .........................................................................        25,000        25,044
   2.49%, Due 7/18/2003 .........................................................................        13,200        13,273

JP Morgan Chase and Company,
   2.05%, Due 1/30/2003 .........................................................................        36,700        36,733
   2.01%, Due 2/28/2003 .........................................................................        20,000        20,020
   1.99%, Due 3/14/2003 .........................................................................        20,000        20,022
Merrill Lynch & Company, 2.09%, Due 7/24/2002 ...................................................        15,000        15,002

                            See accompanying notes
--------------------------------------------------------------------------------

AMR Investment Services Money Market Portfolio
Schedule of Investments - Continued
June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                        Par
                                                                                                       Amount        Value
                                                                                                    -----------    ----------
                                                                                                     (dollars in thousands)
Morgan Stanley Dean Witter Company,
   2.06%, Due 10/15/2002 ........................................................................   $    10,000    $   10,003
   2.15%, Due 1/16/2003 .........................................................................        19,800        19,826
   2.10%, Due 2/21/2003 .........................................................................        15,000        15,023
   2.09%, Due 3/6/2003 ..........................................................................        10,000        10,016

Salomon Smith Barney Holdings,
   1.99%, Due 9/11/2002 .........................................................................        20,000        20,005
   2.13%, Due 1/24/2003 .........................................................................        28,000        28,031
   2.14%, Due 2/11/2003 .........................................................................        41,300        41,368
   2.18%, Due 4/28/2003 .........................................................................        40,500        40,597
   2.20%, Due 6/6/2003 ..........................................................................        20,000        20,065
   2.22%, Due 7/24/2003 .........................................................................        17,000        17,059

Wells Fargo & Company,
   2.09%, Due 10/10/2002 ........................................................................        44,000        44,016
   1.99%, Due 10/30/2002 ........................................................................        45,000        45,018
   1.93%, Due 3/31/2003 .........................................................................        25,000        25,021
                                                                                                                   ----------
      TOTAL VARIABLE RATE MEDIUM-TERM NOTES .....................................................                   1,292,953
                                                                                                                   ----------
                                                                                                      Shares
                                                                                                    -----------
OTHER SHORT-TERM INVESTMENTS - 0.99%
AIM Liquid Assets ...............................................................................     7,626,905         7,627
One Group Money Market Institutional Shares .....................................................    63,445,732        63,446
                                                                                                                   ----------
   TOTAL OTHER SHORT-TERM INVESTMENTS ...........................................................                      71,073
                                                                                                                   ----------
TOTAL INVESTMENTS - 100.11% (Cost $7,156,673) ...................................................                   7,156,673
                                                                                                                   ----------
LIABILITIES, NET OF OTHER ASSETS - (0.11%) ......................................................                      (7,766)
                                                                                                                   ----------
TOTAL NET ASSETS - 100% .........................................................................                  $7,148,907
                                                                                                                   ==========

--------------

Based on the cost of investments of $7,156,673 for federal income tax purposes at June 30, 2002, there was no unrealized appreciation or depreciation of investments.

(A) Obligation is subject to an unconditional put back to the issuer with seven calendar days notice.
(B) Obligation is subject to an unconditional put back to the issuer with ninety calendar days notice.
(C) Obligation is subject to a credit quality put back to the issuer with seven calendar days notice.
(D) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,297,688 or 32.14% of net assets.
(E) Rates associated with money market securities represent discount rate at time of purchase.

ABBREVIATIONS:

AB - Company
LLC - Limited Liability Company
LP - Limited Partnership
NA - National Association

                            See accompanying notes
--------------------------------------------------------------------------------

AMR Investment Services U.S. Government Money Market Portfolio
Schedule of Investments
June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                        Par
                                                                                                       Amount        Value
                                                                                                    -----------    ----------
                                                                                                     (dollars in thousands)
REPURCHASE AGREEMENTS (Notes A and B) - 47.06%
Credit Suisse First Boston Corporation, 1.98%, Due 7/1/2002 .....................................   $   117,398    $  117,398
UBS Securities, LLC, 1.98%, Due 7/1/2002 ........................................................       115,000       115,000
                                                                                                                   ----------
      TOTAL REPURCHASE AGREEMENTS ...............................................................                     232,398
                                                                                                                   ----------
U.S. GOVERNMENT AGENCY INSTRUMENTS - 47.87%
Federal Home Loan Bank,
   Discount Note, 1.70%, Due 7/1/2002 (Note C) ..................................................         1,340         1,340
   Discount Note, 1.85%, Due 10/25/2002 (Note C) ................................................        17,640        17,536
   Discount Note, 1.93%, Due 10/30/2002 (Note C) ................................................         5,000         4,968
   Floating Rate Note, 1.76%, Due 2/19/2003 .....................................................        20,000        20,000

Federal Home Loan Mortgage Corporation, (Note C)
   Discount Note, 1.90%, Due 7/1/2002 ...........................................................        20,000        20,000
   Discount Note, 1.87%, Due 7/18/2002 ..........................................................         7,550         7,543
   Discount Note, 1.86%, Due 8/15/2002 ..........................................................         7,000         6,984
   Discount Note, 1.74%, Due 10/10/2002 .........................................................         5,000         4,976
   Discount Note, 1.85%, Due 10/23/2002 .........................................................         4,938         4,909
   Discount Note, 1.88%, Due 10/28/2002 .........................................................         2,987         2,968
   Discount Note, 1.89%, Due 11/7/2002 ..........................................................         8,994         8,933
   Discount Note, 1.86%, Due 12/5/2002 ..........................................................         5,000         4,959
   Discount Note, 1.80%, Due 1/8/2003 ...........................................................        15,000        14,857

Federal National Mortgage Association, (Note C)
   Discount Note, 1.83%, Due 7/10/2002 ..........................................................         1,656         1,655
   Discount Note, 2.65%, Due 7/26/2002 ..........................................................         2,000         1,996
   Discount Note, 1.84%, Due 8/5/2002 ...........................................................        12,104        12,082
   Discount Note, 1.85%, Due 8/7/2002 ...........................................................         3,641         3,634
   Discount Note, 1.81%, Due 8/8/2002 ...........................................................        10,200        10,181
   Discount Note, 1.88%, Due 8/23/2002 ..........................................................        10,000         9,972
   Discount Note, 1.85%, Due 9/16/2002 ..........................................................        25,000        24,901
   Discount Note, 1.87%, Due 10/2/2002 ..........................................................         4,000         3,981
   Discount Note, 1.84%, Due 10/4/2002 ..........................................................        10,000         9,951
   Discount Note, 1.88%, Due 10/23/2002 .........................................................         3,425         3,405
   Discount Note, 1.93%, Due 10/30/2002 .........................................................        10,000         9,935
   Discount Note, 1.88%, Due 11/6/2002 ..........................................................        19,933        19,800
   Discount Note, 1.86%, Due 11/20/2002 .........................................................         5,000         4,963
                                                                                                                   ----------
      TOTAL U.S. GOVERNMENT AGENCY INSTRUMENTS ..................................................                     236,429
                                                                                                                   ----------
                                                                                                      Shares
                                                                                                    -----------
SHORT-TERM INVESTMENTS - 5.06%
AIM Government Money Market Fund ................................................................     5,000,000         5,000
One Group Institutional Money Market Fund .......................................................    20,001,000        20,001
                                                                                                                   ----------
   TOTAL SHORT-TERM INVESTMENTS .................................................................                      25,001
                                                                                                                   ----------
TOTAL INVESTMENTS - 99.99% (Cost $493,828) ......................................................                     493,828
                                                                                                                   ----------
OTHER ASSETS, NET OF LIABILITIES - 0.01% ........................................................                          53
                                                                                                                   ----------
TOTAL NET ASSETS - 100% .........................................................................                  $  493,881
                                                                                                                   ==========

--------------

Based on the cost of investments of $493,828 for federal income tax purposes at June 30, 2002, there was no unrealized appreciation or depreciation of investments.

(A) Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at the Portfolio's custodian bank, State Street Bank and Trust Company, or at subcustodian banks, as indicated. The collateral is monitored daily by the Portfolio so that its market value exceeds the carrying value of the repurchase agreement.
(B) Collateral held at the Chase Manhattan Bank and Trust by Credit Suisse First Boston Corporation, 3.80% - 9.65%, Due 10/15/2004 -9/26/2019, Market
    Value - $117,417,863.06; and by UBS Securities, LLC, 6.00% -6.50%, Due
    7/1/2030 -3/1/2032, Market Value - $115,018,975.00.
(C) Rates represent discount rate.

                            See accompanying notes
--------------------------------------------------------------------------------

AMR Investment Services Municipal Money Market Portfolio
Schedule of Investments
June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                        Par
                                                                                                       Amount        Value
                                                                                                    -----------    ----------
                                                                                                     (dollars in thousands)
MUNICIPAL OBLIGATIONS - 99.62%
COMMERCIAL PAPER (Note A) - 6.64%
The Economic Development Corporation of the Township of Cornell Michigan Environmental
   Improvement Revenue Bonds, (Mead-Escanala Paper Company Project), Series 1986, 1.65%,
   Due 3/5/2002, LOC Credit Suisse First Boston .................................................   $     1,500    $    1,500

Florida Municipal Power Agency Commercial Paper Notes (Initial Pooled Loan Project),
   Series A, 1.40%, Due 2/11/2002, LOC First Union National Bank ................................         4,400         4,400

Mecklenburg County, Virginia Industrial Development Authority, Exempt Facility Revenue
   Refunding Bonds, (UAE Mecklenberg Cogeneration LP Project), Series 2001, 2.10%,
   Due 6/28/2002, LOC BNP Paribas ...............................................................         1,500         1,500

Montgomery County, Pennsylvania Industrial Development Pollution Control Revenue Bonds (Peco
   Energy Project), Series 1996, 1.45%, Due 3/8/2002, LOC Canadian Imperial Bank of Commerce ....         1,400         1,400
                                                                                                                   ----------
      TOTAL COMMERCIAL PAPER ....................................................................                       8,800
                                                                                                                   ----------
TAX AND REVENUE ANTICIPATION NOTES (Note A) - 5.49%
State of Texas Tax and Revenue Anticipation Notes, 3.75%, Due 8/29/2002 .........................         7,250         7,269
                                                                                                                   ----------
      TOTAL TAX AND REVENUE ANTICIPATION NOTES ..................................................                       7,269
                                                                                                                   ----------
VARIABLE RATE DEMAND OBLIGATIONS (Note A) - 87.49%

ARIZONA - 3.37%

Arizona Health Facilities Authority Revenue Bonds (Pooled Loan Program), Bond Insurance -
   FGIC, 1.36%, Due 10/1/2015, SPA Chase Manhattan Bank .........................................         4,460         4,460
                                                                                                                   ----------
      TOTAL ARIZONA .............................................................................                       4,460
                                                                                                                   ----------
COLORADO - 2.49%

Moffat County, Colorado Pollution Control Revenue Bonds (Ute Electric Company Project),
   Bond Insurance - Ambac Assurance Corporation, Series 1984, 1.55%, Due 7/1/2010,
   SPA Societe Generale .........................................................................         3,300         3,300
                                                                                                                   ----------
      TOTAL COLORADO ............................................................................                       3,300
                                                                                                                   ----------
FLORIDA - 7.80%

Alachua County, Florida Housing Financial Authority, Multifamily Housing Revenue Bonds
   (University Cove Apartment Project), Series 2001, 1.35%, Due 6/15/2034,
   LOC Southtrust Bank, NA ......................................................................         4,900         4,900

Sarasota County Public Hospital District, Variable Rate Demand Hospital Revenue Bonds, Series A
   (Sarasota Memorial Hospital Project), Commercial Paper Mode, 1.35%, Due 10/11/2002,
   LOC Suntrust Bank ............................................................................         1,500         1,500

Florida Housing Financial Agency Housing Revenue Bonds (Heron Park Project), Series 1996U,
   1.26%, Due 12/1/2029, LOC Bank of America Corporation ........................................         3,930         3,930
                                                                                                                   ----------
      TOTAL FLORIDA .............................................................................                      10,330
                                                                                                                   ----------
GEORGIA - 5.49%

Clayton County, Georgia Housing Authority (Kimberly Forest Apartments Project), Series B, Bond
   Insurance - Financial Security Assurance, 1.25%, Due 1/1/2021, SPA Societe Generale ..........         1,015         1,015

Housing Authority of Clayton County, Georgia, Floating Rate Demand Multifamily Housing Revenue
   Bonds, Series 1985 (Rivers Edge Development Project), 1.30%, Due 8/1/2006, LOC Wachovia
   Bank, NA .....................................................................................         1,760         1,760

Municipal Electric Authority of Georgia, Commercial Paper, Series B (Project I), 1.30%,
   Due 7/9/2002, ................................................................................         2,000         2,000

Urban Residential Finance Authority of the City of Atlanta, Georgia Multifamily Housing Revenue
   Bonds (New Community at East Lake Phase I Project), Series 1996, 1.35%, Due 11/1/2028, LOC
   Bank of America Corporation ..................................................................         2,500         2,500
                                                                                                                   ----------
      TOTAL GEORGIA .............................................................................                       7,275
                                                                                                                   ----------

                            See accompanying notes
--------------------------------------------------------------------------------

AMR Investment Services Municipal Money Market Portfolio
Schedule of Investments - Continued
June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                        Par
                                                                                                       Amount        Value
                                                                                                    -----------    ----------
                                                                                                     (dollars in thousands)
ILLINOIS - 2.66%

Illinois Development Finance Authority, Adjustable Rate Industrial Development Revenue Bonds,
   Series 1995B (Royal Continental Box Project), 1.35%, Due 4/1/2010, LOC LaSalle Bank, NA ......   $     2,450    $    2,450

Solid Waste Disposal Facility Revenue Bonds for the County of Lake, Illinois
   (Countryside Landfill Inc. Project), Series 1996, 1.40%, Due 4/1/2021,
   LOC JP Morgan Chase Bank .....................................................................         1,070         1,070
                                                                                                                   ----------
      TOTAL ILLINOIS ............................................................................                       3,520
                                                                                                                   ----------
INDIANA - 2.72%

City of Elkhart, Indiana Industrial Development Authority, Adjustable Rate Industrial Development
   Revenue Bonds, Series 2002 (KibbeChem, Inc. Project), 1.53%, Due 6/1/2027,
   LOC LaSalle Bank, NA .........................................................................         2,600         2,600

Fort Wayne, Indiana Industrial Economic Development Revenue Bonds (ND-Tech Corporation
   Project), Series 1989, 1.40%, Due 7/1/2009, LOC Societe Generale .............................         1,000         1,000
                                                                                                                   ----------
      TOTAL INDIANA .............................................................................                       3,600
                                                                                                                   ----------
KENTUCKY - 3.40%

County of Carroll, Kentucky, Solid Waste Disposal Revenue Bonds, Series 2001 (North American
   Stainless, LLC Project), 1.28%, Due 5/1/2031, LOC Fifth Third Bank ...........................         1,600         1,600

Lexington-Fayette Urban County, Kentucky, Variable Rate Industrial Building Revenue Bonds,
   EPI Corporation Project, 1.65%, Due 12/1/2006, LOC PNC Bank, NA ..............................         2,900         2,900
                                                                                                                   ----------
      TOTAL KENTUCKY ............................................................................                       4,500
                                                                                                                   ----------
LOUISIANA - 1.20%

Calcasieu Parish Public Trust Authority, Waste Disposal Revenue Bonds, Series 1997
   (WPT Corporation Project), 1.40%, Due 12/1/2027, LOC JP Morgan Chase Bank ....................         1,589         1,589
                                                                                                                   ----------
      TOTAL LOUISIANA ...........................................................................                       1,589
                                                                                                                   ----------
MAINE - 4.53%

Finance Authority of Maine, Variable Rate Revenue Bonds, Series 2002 (Jackson Laboratory Project),
   1.30%, Due 7/1/2031, LOC Fleet National Bank .................................................         6,000         6,000
                                                                                                                   ----------
      TOTAL MAINE ...............................................................................                       6,000
                                                                                                                   ----------
MARYLAND - 1.89%

Housing Opportunities Commission of Montgomery County, Maryland Variable Rate Housing
   Revenue Bonds (The Grand), Series 1997 Issue I, 1.33%, Due 6/1/2030, LOC Bank of
   New York Company, Incorporated ...............................................................         2,500         2,500
                                                                                                                   ----------
      TOTAL MARYLAND ............................................................................                       2,500
                                                                                                                   ----------
MICHIGAN - 8.08%

Michigan Higher Education Student Loan Authority, Student Loan Revenue Bonds, Bond
   Insurance - Ambac Assurance Corporation, Series XII-X, 1.33%, Due 9/1/2031, SPA Lloyds .......         3,700         3,700

Michigan Strategic Fund, Solid Waste Disposal Revenue Bonds, Series 1990 (Grayling Generating
   Station Project), 1.30%, Due 1/1/2014, LOC Barclays Bank, PLC ................................         7,000         7,000
                                                                                                                   ----------
      TOTAL MICHIGAN ............................................................................                      10,700
                                                                                                                   ----------
MISSOURI - 1.13%

Industrial Development Authority of Saint Charles, Missouri Industrial Development Revenue
   Bonds (Moson Holdings/Eclochen Inc. Project), Series 1997, 1.35%, Due 10/1/2012,
   LOC Bank of America Corporation ..............................................................         1,500         1,500
                                                                                                                   ----------
      TOTAL MISSOURI ............................................................................                       1,500
                                                                                                                   ----------

                            See accompanying notes
--------------------------------------------------------------------------------

AMR Investment Services Municipal Money Market Portfolio
Schedule of Investments - Continued
June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                        Par
                                                                                                       Amount        Value
                                                                                                    -----------    ----------
                                                                                                     (dollars in thousands)
OHIO - 5.65%

Ohio State Air Quality Development Authority Revenue Bonds (JMG-Funding Limited Partnership
   Project), Series 1994A, 1.33%, Due 4/1/2029, LOC Societe Generale ............................   $     3,400    $    3,400

Ohio Water Development Authority, Environmental Improvement Revenue Bonds, Series 2000B
   (Waste Management, Incorporated, Project), 1.50%, Due 7/1/2020, LOC Fleet National Bank ......         1,700         1,700

State of Ohio Environmental Revenue Bonds (Newark Group Industries, Inc.), Series 1996, 1.38%,
   Due 12/1/2026, LOC JP Morgan Chase Bank ......................................................         2,380         2,380
                                                                                                                   ----------
      TOTAL OHIO ................................................................................                       7,480
                                                                                                                   ----------
OREGON - 1.59%

Port of Portland, Oregon, Pollution Control Revenue Refunding Bonds, Series 1985
   (Reynolds Metals Company Project), 1.90%, Due 12/1/2009, LOC Bank of Nova Scotia .............         2,100         2,100
                                                                                                                   ----------
      TOTAL OREGON ..............................................................................                       2,100
                                                                                                                   ----------
PENNSYLVANIA - 11.29%

Berks County Industrial Development Authority Variable Rate Demand Manufacturing Facilities
   Revenue Bonds (Grafika Commerial Printing Inc.), Series 1995, 1.40%, Due 9/1/2010,
   LOC First Union National Bank ................................................................         1,710         1,710

Chartiers Valley, Pennsylvania Industrial and Commercial Development Authority Commercial
   Development Bonds (William Penn Plaza Project), 1.55%, Due 12/1/2016,
   LOC PNC Bank, NA .............................................................................         1,000         1,000

Montgomery County, Pennsylvania Industrial Development Authority, Pollution Control Revenue
   Bonds, Commercial Paper Mode, 1.50%, Due 8/27/2002, LOC Bank One Illinois ....................         3,000         3,000

Northumberland County, Pennsylvania Industrial Development Authority Resource Recovery
   Revenue Bonds (Foster Wheeler Mt. Carmel, Incorporated Project), Series 1987A, 1.35%,
   Due 2/1/2010, LOC Union Bank of Switzerland ..................................................         1,000         1,000

Northumberland County, Pennsylvania Industrial Development Authority Resource Recovery
   Revenue Bonds (Foster Wheeler Mt. Carmel, Incorporated Project), Series 1987B, 1.35%,
   Due 2/1/2010, LOC Union Bank of Switzerland ..................................................           545           545

Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,
   Series 2001A (Reliant Energy - Seward, LLC Project), 1.45%, Due 12/1/2036,
   LOC Westdeutsche Landesbank ..................................................................         7,000         7,000

Schuykill County, Pennsylvania Industrial Development Authority Revenue Bonds, 1.25%,
   Due 12/1/2002, LOC Mellon Bank, N.A. .........................................................           700           700
                                                                                                                   ----------
      TOTAL PENNSYLVANIA ........................................................................                      14,955
                                                                                                                   ----------
SOUTH CAROLINA - 1.28%

South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds,
   Series 1998 (Klockner Namasco Corporation Project), 1.35%, Due 4/1/2008,
   LOC Bayeriche Landesbank .....................................................................         1,700         1,700
                                                                                                                   ----------
      TOTAL SOUTH CAROLINA ......................................................................                       1,700
                                                                                                                   ----------
TEXAS - 11.44%

Brazos Harbor Industrial Development Corporation, Variable Rate Demand Solid Waste
   Disposal Revenue Bonds, Series 2002 (Republic Waste Services of Texas, Ltd. Project), 1.35%,
   Due 12/1/2024, LOC Bank of America ...........................................................         7,000         7,000

Hunt County, Texas Industrial Development Corporation (Trico Industries Project),
   Series 1987, 1.30% Due 9/1/2006, LOC ABN/AMRO Holding, N.V. ..................................         2,130         2,130

Mansfield, Texas Industrial Development Corporation, Variable Rate Demand Revenue Bonds,
   (Pier 1 Imports - Texas Incorporated Project), Series 1986, 1.43%, Due 11/1/2026,
   LOC Bank One, Texas, NA ......................................................................         4,000         4,000

Port of Houston of Harris County, Texas Unlimited Tax Port Improvement Bonds, Bond
   Insurance - FGIC, Series 1996, 1.70%, Due 10/1/2002, LOC FGIC ................................         2,000         2,019
                                                                                                                   ----------
      TOTAL TEXAS ...............................................................................                      15,149
                                                                                                                   ----------

                            See accompanying notes
--------------------------------------------------------------------------------

AMR Investment Services Municipal Money Market Portfolio
Schedule of Investments - Continued
June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                        Par
                                                                                                       Amount        Value
                                                                                                    -----------    ----------
                                                                                                     (dollars in thousands)
VERMONT - 1.13%

Vermont, Industrial Development Authority (Ryegate Project), Series 1990, 1.35%, Due 12/1/2015,
   LOC ABN/AMRO Holding, N.V. ...................................................................   $     1,500    $    1,500
                                                                                                                   ----------
      TOTAL VERMONT .............................................................................                       1,500
                                                                                                                   ----------
VIRGINIA - 1.13%

Industrial Development Authority of King George County, Virginia, Variable Rate Demand Exempt
   Facility Revenue Bonds, Series 1995 (Birchwood Power Partners Project), 1.95%, Due 11/1/2025,
   LOC Credit Suisse First Boston ...............................................................         1,500         1,500
                                                                                                                   ----------
      TOTAL VIRGINIA ............................................................................                       1,500
                                                                                                                   ----------
WASHINGTON - 4.62%

Pierce County, Washington Economic Development Corporation Dock & Wharf Facilities
   Revenue Bonds (SCS Industries Project), Series 1995, 1.40%, Due 7/1/2030,
   LOC Bank of Nova Scotia ......................................................................         3,585         3,585

Pierce County, Washington Economic Development Corporation Variable Rate Demand
   Revenue Bonds (T.C. Products Incorporated Project), Series 1994, 1.35%, Due 10/1/2014,
   LOC First Union National Bank ................................................................         1,535         1,535

Port Angeles, Washington Industrial Development Corporation, Variable Rate Demand
   Revenue Bonds, (Daishowa America Project), Series 1992, 1.90%, Due 8/1/2007,
   LOC Bank of Nova Scotia ......................................................................         1,000         1,000
                                                                                                                   ----------
      TOTAL WASHINGTON ..........................................................................                       6,120
                                                                                                                   ----------
WISCONSIN - 4.60%

City of Whitewater, Wisconsin Industrial Development Revenue Bonds (MacLean-Fogg
   Company Project), Series 1989, 1.40%, Due 12/1/2009, LOC Bank of America Corporation .........         1,000         1,000

City of Whitewater, Wisconsin, Variable/Fixed Rate Demand Industrial Development
   Revenue Bonds, Series 1997 (HUSCO International, Incorporated Project), 1.35%,
   Due 12/1/2012, LOC LaSalle Bank, NA ..........................................................         3,000         3,000

Wisconsin State Health and Education Facilities Authority Revenue Bonds (Felician
   Services Project), Bond Insurance - Ambac Assurance Corporation, Series A, 1.33%,
   Due 1/1/2020, SPA First Chicago NBD Corporation ..............................................         2,100         2,100
                                                                                                                   ----------
      TOTAL WISCONSIN ...........................................................................                       6,100
                                                                                                                   ----------
      TOTAL VARIABLE RATE DEMAND OBLIGATIONS ....................................................                     115,878
                                                                                                                   ----------
      TOTAL MUNICIPAL OBLIGATIONS ...............................................................                     131,947
                                                                                                                   ==========
                                                                                                      Shares
                                                                                                    -----------
OTHER INVESTMENTS - 0.06%
Dreyfus Municipal Cash Management Plus ..........................................................         1,668             2
Federated Municipal Obligations Fund ............................................................        92,180            92
                                                                                                                   ----------
      TOTAL OTHER INVESTMENTS ...................................................................                          94
                                                                                                                   ----------
TOTAL INVESTMENTS (Note A) - 99.68% (Cost $132,041) .............................................                     132,041
                                                                                                                   ----------
OTHER ASSETS, NET OF LIABILITIES - 0.32%  .......................................................                         426
                                                                                                                   ----------
TOTAL NET ASSETS - 100% .........................................................................                  $  132,467
                                                                                                                   ==========

--------------

Based on the cost of investments of $132,041 for federal income tax purposes at June 30, 2002, there was no unrealized appreciation or depreciation of investments.

(A) Rates associated with money market securities represent yield to maturity or yield to next reset date.

ABBREVIATIONS:

FGIC - Financial Guaranty Insurance Company
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance
NV - Company
SPA - Support Agreement

                            See accompanying notes
--------------------------------------------------------------------------------

AMR Investment Services Trust Portfolios
Statements of Assets and Liabilities
June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                                          U.S. Government    Municipal
                                                                           Money Market     Money Market   Money Market
                                                                           ------------   ---------------  ------------
                                                                                           (in thousands)
Assets:
    Investments in securities at value (cost - $7,156,673;
       $261,430, $132,041, respectively) .................................  $7,156,673        $261,430        $132,041
    Repurchase agreements (cost - $0, $232,398; $0, respectively) ........           -         232,398               -
    Dividends and interest receivable ....................................      10,169              91             438
                                                                            ----------        --------        --------
        Total assets .....................................................   7,166,842         493,919         132,479
                                                                            ----------        --------        --------
Liabilities:
    Payable for investments purchased ....................................      17,131               -               -
    Management and investment advisory fees payable (Note 2) .............         670              37              12
    Other liabilities ....................................................         134               1               -
                                                                            ----------        --------        --------
        Total liabilities ................................................      17,935              38              12
                                                                            ----------        --------        --------
Net assets applicable to investors' beneficial interests .................  $7,148,907        $493,881        $132,467
                                                                            ==========        ========        ========

                             See accompanying notes
--------------------------------------------------------------------------------

AMR Investment Services Trust Portfolios
Statements of Operations
Six Months Ended June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                                U.S. Government    Municipal
                                                                  Money Market    Money Market   Money Market
                                                                  ------------  ---------------  ------------
                                                                                 (in thousands)
Investment Income:
    Interest income .........................................       $109,887         $3,933         $ 878
                                                                    --------         ------         -----
        Total investment income .............................        109,887          3,933           878
                                                                    --------         ------         -----
Expenses:
    Management and investment advisory fees (Note 2) ........          5,384            200            58
    Custodian fees ..........................................            170             21            12
    Professional fees .......................................             41              1             -
    Other expenses ..........................................            123              2             1
                                                                    --------         ------         -----
        Total expenses ......................................          5,718            224            71
                                                                    --------         ------         -----
Net investment income .......................................        104,169          3,709           807
                                                                    --------         ------         -----
Realized Gain (Loss)on Investments:
    Net realized gain (loss)on investments ..................            (38)            26             -
                                                                    --------         ------         -----
        Net gain (loss)on investments .......................            (38)            26             -
                                                                    --------         ------         -----
Net increase in net assets resulting from operations ........       $104,131         $3,735         $ 807
                                                                    ========         ======         =====

                             See accompanying notes
--------------------------------------------------------------------------------

AMR Investment Services Trust Portfolios
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                Money Market
                                                                     --------------------------------
                                                                       Six Months
                                                                         Ended            Year Ended
                                                                     June 30, 2002       December 31,
                                                                      (Unaudited)            2001
                                                                     -------------       -------------
                                                                                (in thousands)
Increase (Decrease) in Net Assets:
Operations:
   Net investment income .......................................      $    104,169       $    393,466
   Net realized gain (loss) on investments .....................               (38)             1,556
                                                                      ------------       ------------
       Total increase in net assets resulting from operations ..           104,131            395,022
                                                                      ------------       ------------
Transactions in Investors' Beneficial Interests:
   Contributions ...............................................        60,091,638         72,574,660
   Withdrawals .................................................       (61,311,769)       (69,694,620)
                                                                      ------------       ------------
       Net increase (decrease) in net assets resulting from
         transactions in investors' beneficial interests .......        (1,220,131)         2,880,040
                                                                      ------------       ------------
Net increase (decrease) in net assets ..........................        (1,116,000)         3,275,062
                                                                      ------------       ------------
Net Assets:
   Beginning of period .........................................         8,264,907          4,989,845
                                                                      ------------       ------------
   End of period ...............................................      $  7,148,907       $  8,264,907
                                                                      ============       ============

                             See accompanying notes
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------

        U.S. Government Money Market                              Municipal Money Market
-------------------------------------------             ----------------------------------------
  Six Months                                              Six Months
    Ended                      Year Ended                   Ended                   Year Ended
June 30, 2002                 December 31,              June 30, 2002               December 31,
 (Unaudited)                     2001                    (Unaudited)                    2001
-------------                 ------------              -------------               ------------
                                          (in thousands)

 $     3,709                  $    10,024                  $     807                  $   3,299
          26                           66                          -                          -
 -----------                  -----------                  ---------                  ---------
       3,735                       10,090                        807                      3,299
 -----------                  -----------                  ---------                  ---------
   1,552,063                    1,074,932                    125,113                    178,329
  (1,357,739)                  (1,001,453)                   (91,675)                  (215,741)
 -----------                  -----------                  ---------                  ---------
     194,324                       73,479                     33,438                    (37,412)
 -----------                  -----------                  ---------                  ---------
     198,059                       83,569                     34,245                    (34,113)
 -----------                  -----------                  ---------                  ---------
     295,822                      212,253                     98,222                    132,335
 -----------                  -----------                  ---------                  ---------
 $   493,881                  $   295,822                  $ 132,467                  $  98,222
 ===========                  ===========                  =========                  =========

                             See accompanying notes
--------------------------------------------------------------------------------

AMR Investment Services Trust Portfolios
Financial Highlights
--------------------------------------------------------------------------------


                                                                                Money Market
                                                        ----------------------------------------------------------------------
                                                        Six Months     Year Ended        Two Months
                                                          Ended        December 31,        Ended        Year Ended October 31,
                                                         June 30,    ---------------    December 31,   -----------------------
                                                           2002        2001    2000        1999        1999     1998     1997
                                                        ----------   -------  ------    ------------   ------  ------   ------
                                                       (Unaudited)
Total Return .......................................     0.96%(A)     4.30%    N/A          N/A          N/A     N/A     N/A
Ratios to average net assets:
     Expenses ......................................     0.11%        0.11%   0.11%        0.11%        0.11%   0.16%   0.16%
     Net investment income .........................     1.93%        3.95%   6.40%        5.77%        5.11%   5.56%   5.52%

---------------
(A)    Not annualized.

                             See accompanying notes
--------------------------------------------------------------------------------

---------------------------------------------------------------------

                    U.S. Government Money Market
---------------------------------------------------------------------
 Six Months      Year Ended      Two Months
   Ended         December 31,       Ended      Year Ended October 31,
  June 30,     --------------   December 31,  -----------------------
    2002        2001     2000       1999       1999     1998     1997
-----------    -----    -----   ------------  -----    -----    -----
(Unaudited)

   0.93%(A)    4.24%     N/A        N/A        N/A      N/A      N/A

   0.11%       0.11%    0.13%      0.12%      0.12%    0.17%    0.19%
   1.85%       3.99%    6.27%      5.67%      4.89%    5.45%    5.32%

---------------------------------------------------------------------

                   Municipal Money Market
---------------------------------------------------------------------
 Six Months     Year Ended      Two Months
   Ended        December 31,      Ended        Year Ended October 31,
  June 30,     --------------   December 31,  -----------------------
   2002         2001     2000      1999        1999     1998     1997
-----------    -----    -----   ------------  -----    -----    -----
(Unaudited)

  0.68%(A)     2.71%     N/A        N/A        N/A      N/A      N/A

  0.12%        0.13%    0.13%      0.14%      0.15%    0.19%    0.18%
  1.39%        2.71%    4.05%      3.69%      3.13%    3.55%    3.59%

                            See accompanying notes
--------------------------------------------------------------------------------

AMR Investment Services Trust
Notes to Financial Statements
June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

     AMR Investment Services Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company which was organized as a trust under the laws of the State of New York pursuant to a Declaration of Trust dated as of June 27, 1995 and amended on August 11, 1995. Beneficial interests in the Trust are divided into separate series, each having distinct investment objectives and policies. These financial statements relate to the AMR Investment Services Money Market Portfolio, AMR Investment Services U.S. Government Money Market Portfolio and AMR Investment Services Municipal Money Market Portfolio (each a "Portfolio" and collectively the "Portfolios"). The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

     The following is a summary of the significant accounting policies followed by the Portfolios.

  Security Valuation

     Securities of the Portfolios are valued using the amortized cost method. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation which the Board believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action which should be initiated.

  Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

  Federal Income and Excise Taxes

     The Portfolios will be treated as partnerships for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of sub-chapter M of the Internal Revenue Code.

  Repurchase Agreements

     Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank which are subject to resale at a later date. Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at the Portfolio's custodian bank, State Street Bank and Trust Company, or at subcustodian banks. The collateral is monitored daily by each Portfolio so that the collateral's market value exceeds the carrying value of the repurchase agreement.

--------------------------------------------------------------------------------

AMR Investment Services Trust
Notes to Financial Statements - Continued
June 30, 2002 (Unaudited)
-------------------------------------------------------------------------------

  Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

2. Transactions with Affiliates

  Management Agreement

     The Trust and the Manager are parties to a Management Agreement which obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. The Manager serves as the sole investment adviser to each of the Portfolios. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Portfolios .10% of the average daily net assets of each of the Portfolios.

  Other

     Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. However, the Trust compensates each trustee with payments in an amount equal to the trustee's income tax on the value of this free airline travel. One trustee, as a retiree of American, already receives flight benefits. This trustee receives an annual retainer of $45,000 plus $1,250 for each Board meeting attended. For the six months ended June 30, 2002, the cost of air transportation was not material to any of the Funds.

--------------------------------------------------------------------------------

                                   [GRAPHIC]

--------------------------------------------------------------------------------

                                    [LOGO]
                                   American
                              AAdvantage Funds(R)
-------------------------------------------------------------------------------

To obtain more information about the Funds:

              [GRAPHIC]                               [GRAPHIC]
              By E-mail:                           On the Internet:
    American AAdvantage.Funds@aa.com      Visit our website at www.aafunds.com

-------------------------------------------------------------------------------

                   [GRAPHIC]                                       [GRAPHIC]
                  By Telephone:                                     By Mail:
Institutional Class         PlanAhead Class(R)      Institutional Class
-------------------         ---------------          Platinum Class(sm)            PlanAhead Class(R)
Call (800) 658-5811        Call (800) 388-3344       --------------                ---------------
Platinum Class(sm)                                American AAdvantage Funds     American AAdvantage Funds
--------------                                    P.O. Box 619003, MD 2450          P.O. Box 219643
Call (800) 967-9009                              DFW Airport, TX 75261-9003    Kansas City, MO 64121-9643

Fund Service Providers:

----------------------------  ---------------------------------   ---------------------   -----------------------
CUSTODIAN                     TRANSFER AGENT                      INDEPENDENT AUDITORS    DISTRIBUTOR
State Street Bank and Trust   National Financial Data Services    Ernst & Young LLP       SWS Financial Services
Boston, Massachusetts         Kansas City, Missouri               Dallas, Texas           Dallas, Texas

This report is prepared for shareholders of the American AAdvantage Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

-------------------------------------------------------------------------------

American Airlines is not responsible for investments made in the American AAdvantage Funds. American AAdvantage Funds is a registered service mark of AMR Corporation. PlanAhead Class and American AAdvantage Money Market Fund are registered service marks of AMR Investment Services, Inc. Platinum Class, American AAdvantage U.S. Government Money Market Fund, and American AAdvantage Municipal Money Market Fund are service marks of AMR Investment Services, Inc.

-------------------------------------------------------------------------------

                                   [GRAPHIC]

                                                                       523866